Commitments	12 Months Ended
Aug. 31, 2019
Statements [Line Items]
Commitments [Text Block]

23. Commitments

As at August 31, 2019, pursuant to the subscription agreements entered into for the December 2018 private placement the Company is required to incur additional CEE of $221,580 by December 31, 2019.